Financial Instruments and Significant Concentrations (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Cash and Cash Equivalents, at Carrying Value, Total	$ 6,862	$ 9,385	$ 27,326	$ 12,457	$ 13,860	$ 15,135
Single Financial Institution [Member]
Schedule of Cost-method Investments [Line Items]
Cash and Cash Equivalents, at Carrying Value, Total	3,500	4,500
Restricted Cash, Current	7,200	15,900
Other Financial Institution [Member]
Schedule of Cost-method Investments [Line Items]
Restricted Cash, Current	$ 1,100	$ 2,400